Restructuring and Productivity Initiatives (Tables)	12 Months Ended
Dec. 28, 2014
Restructuring and Related Activities [Abstract]
Schedule of Productivity Charges Excluded from Segments
The H. J. Heinz Company does not include productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

Fiscal 2012
(In millions)
North America	$78
Europe	59
Asia/Pacific	66
Latin America	3
RIMEA	(2)
Non-Operating	1
Total productivity charges	$205
does not include productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

	Successor		Predecessor
	December 30, 2013 - December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013
	(In millions)
North America	$178	$172	$—
Europe	195	126	4
Asia/Pacific	39	27	2
Latin America	16	18	—
RIMEA	4	4	—
Non-Operating	3	63	—
Total productivity charges	$435	$410	$6

Schedule of Accrued Liabilities
Activity in other accrued liability balances for restructuring and productivity charges incurred by the Successor were as follows:

	Severance and other severance related costs	Other exit costs (a)	Total
	(In millions)
Accrual balance at December 29, 2013	$66	$42	$108
2014 Restructuring and productivity initiatives	175	56	232
Cash payments	(189)	(72)	(261)
Accrual balance at December 28, 2014	$53	$26	$79
(Totals may not add due to rounding)

(a) Other exit costs primarily represent professional fees, and contract and lease termination costs.